Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,350,000,000
Previously Paid Amount	0
Total Fee Amount	306,200
Total Offset Amount	0
Net Fee	$ 306,200